NYSE Regulation

NYSE Regulation, Inc.
20 Broad Street
New York, NY 10005
nyseregulation.com

April 20, 2010

CERTNYS

Ms. Cecile Peters
Chief, IT Services
Division of Corporate Finance
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

001-12552

10010347

Dear Ms. Peters:

This is to certify that on April 20, 2010 the NYSE Amex LLC (the "Exchange") received from The Talbots, Inc. (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Warrants (expiring April 9, 2015), each exercisable for one share of Common Stock

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Jamie Patturelli
Assistant Director